2. SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Euro [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	6.3779	4.5305	4.4390
Average foreign exchange rate	5.8989	4.4159	4.3094
Namibian Dollar [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.354	0.2878	0.2698
Average foreign exchange rate	0.3139	0.2732	0.2764
Kenyan Shilling [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0476	0.0398	0.0381
Average foreign exchange rate	0.0484	0.0387	0.0361
Sao Tomean Dobra [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.2603	0.000192	0.000185
Average foreign exchange rate	0.023705	0.000188	0.000177
Cape Verdean Escudo [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0578	0.0411	0.0403
Average foreign exchange rate	0.0535	0.0401	0.0391
US dollar [member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	5.1967	4.0307	3.8748
Average foreign exchange rate	5.1578	3.9461	3.6558
Mozambican Metical [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.07	0.0631	0.0627
Average foreign exchange rate	0.0742	0.0627	0.0601